Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

9. Intangible assets

Intangible assets consists of the following:

	As of December 31, 2018
	Weighted-
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	Amortization	amount
	Year	RMB	RMB	RMB
Technology	8.5	71,000	(4,873)	66,127
Customer relationship	5.5	22,900	(2,429)	20,471
Non-compete agreement	5.5	28,900	(3,065)	25,835
Software	3	3,482	(878)	2,604
Total		126,282	(11,245)	115,037

The Group did not have any intangible assets as of December 31, 2017.

Amortization expenses were nil,  nil and RMB11,245 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2019	18,847
2020	18,847
2021	18,118
2022	17,771
2023	16,986
Thereafter	24,468
115,037